Cover		12 Months Ended
	Feb. 13, 2025	Dec. 31, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 13, 2025
Entity Registrant Name	LOUISIANA-PACIFIC CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-7107
Entity Tax Identification Number	93-0609074
Entity Address, Address Line One	1610 West End Ave
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203
City Area Code	615
Local Phone Number	986 - 5600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	LPX
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0000060519
Current Fiscal Year End Date		--12-31